Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Disclosure of components of income (loss) before taxes	Income/(loss) before taxes

($ millions)	2022	2021	2020
Switzerland	234	680	(585)
Foreign	229	(262)	(50)
Total income/(loss) before taxes	463	418	(635)

Disclosure of components of current and deferred income tax expense
Current and deferred income tax (expense)/income

($ millions)	2022	2021	2020
Switzerland	(17)	(118)	(14)
Foreign	(146)	(116)	(105)
Current income tax expense	(163)	(234)	(119)
Switzerland	53	45	96
Foreign	(18)	147	127
Deferred tax income	35	192	223
Total income tax (expense)/income	(128)	(42)	104

Disclosure of reconciliation of tax rate	The main elements contributing to the difference between Alcon's overall applicable tax rate and the effective tax rate are summarized in the below table.

	2022		2021		2020
($ millions unless indicated otherwise)(1)		%		%		%
Applicable tax rate	(104)	22.5%	(39)	9.3%	98	15.4%
Effect of disallowed expenditures	(13)	2.8%	(10)	2.4%	(20)	(3.1)%
Effect of equity-based compensation	(13)	2.8%	(7)	1.7%	(5)	(0.8)%
Effect of income taxed at reduced rates	4	(0.9)%	1	(0.2)%	4	0.6%
Effect of tax credits and allowances	11	(2.4)%	9	(2.2)%	9	1.4%
Effect of deductibility of a statutory expense in Switzerland(2)	23	(5.0)%	38	(9.1)%	—	—%
Effect of adjustments to contingent consideration and other liabilities	3	(0.6)%	7	(1.7)%	17	2.7%
Effect of option payments	—	—%	(2)	0.5%	(6)	(0.9)%
Effect of tax rate changes	—	—%	(3)	0.7%	10	1.6%
Effect of changes in uncertain tax positions(3)	10	(2.2)%	(39)	9.3%	(8)	(1.3)%
Effect of 2022 APA on prior years	(37)	8.0%	—	—%	—	—%
Effect of non-deductible amortization	(7)	1.5%	—	—%	—	—%
Effect of other items	(2)	0.4%	(3)	0.7%	(10)	(1.6)%
Effect of prior year items	(3)	0.6%	6	(1.4)%	15	2.4%
Effective tax rate	(128)	27.6%	(42)	10.0%	104	16.4%
(1)Percentages may not sum due to rounding.
(2)Effect of deductibility of statutory expense in Switzerland relates to agreements for fiscal years 2022 and 2021. It is uncertain whether Alcon will obtain a similar benefit in future years.
(3)Effect of changes in uncertain tax positions in 2022 primarily relate to recognition of the benefit of the effect of deductibility of a statutory expense in Switzerland for 2021, partially offset by a reserve for the deductibility of a statutory expense in Switzerland for 2022. Effect of changes in uncertain tax positions in 2021 primarily relate to international transfer pricing and a partial reserve for the deductibility of a statutory expense in Switzerland.